Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)	$ 73,160,276	$ 68,797,600
Provision for trials in process (Note 18)	9,502,852	7,812,689
Provision for environmental costs	11,320,443	11,067,134
Provisions	$ 93,983,571	$ 87,677,423